Publicly Floated Warrants	6 Months Ended
Jun. 30, 2024
Publicly Floated Warrants [Abstract]
Publicly floated warrants
13.	Publicly floated warrants

The functional currency of the Company is the Euro and as the exercise price of the Company’s share purchase warrants is fixed in US Dollars, these warrants are considered a liability as a variable amount of cash in the Company’s functional currency will be received on exercise. Accordingly, these warrants are classified and accounted for as a derivative liability at fair value through profit or loss.

As of June 30, 2024 and December 31, 2023 there were 8,869,633 warrants outstanding. The warrants entitle the holder to purchase one Class A ordinary share of Parent at an exercise price of $11.50 per share. Until warrant holders acquire the Parent’s Class A ordinary shares upon exercise of such warrants, they have no rights with respect to the Parent’s Class A ordinary shares. The warrants expire on December 10, 2025, or earlier upon redemption or liquidation in accordance with their terms.

The fair value of the tradeable warrants is determined with reference to the prevailing market price for warrants that are trading on the NASDAQ under the ticker HTOOW.

Total no. of warrants
In issue at December 31, 2022	8,869,633
Exercise of warrants during the year	-
In issue at December 31, 2023	8,869,633
Exercise of warrants during the period	-
In issue at June 30, 2024	8,869,633

The fair value of the warrants as at June 30, 2024 and December 31, 2023 was $0.29 and $0.92 respectively. See reconciliation of fair values below.

€’000
Balance – December 31, 2021	15,271
Fair value movement on warrants unexercised (including exchange differences)	(7,620)
Balance – December 31, 2022	7,651
Fair value movement on warrants unexercised (including exchange differences)*	(6,886)
Balance – December 31, 2023	765
Fair value movement on warrants unexercised (including exchange differences)*	(309)
Balance – June 30, 2024	456

*	recognised in profit or loss - Adjustments to the fair value of derivatives – warrants
**	recognised in profit or loss - Other finance income
***	recognised in equity – Share premium